Taxes (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other current taxes recoverable	R$ 1,239,694	R$ 1,508,864
Other noncurrent taxes recoverable	2,627,293	3,143,546
Other current tax obligations	303,606	440,933
Other noncurrent tax obligations	633,491	594,810
Recoverable I C M S [Member]
IfrsStatementLineItems [Line Items]
Other current taxes recoverable	128,288	111,101
Other noncurrent taxes recoverable	171,374	141,951
Recoverable P I S Pasep And Cofins Taxes [Member]
IfrsStatementLineItems [Line Items]
Other current taxes recoverable	1,110,659	1,396,645
Other noncurrent taxes recoverable	2,421,176	2,967,756
Other Recoverable Taxes [Member]
IfrsStatementLineItems [Line Items]
Other current taxes recoverable	747	1,118
Other noncurrent taxes recoverable	34,743	33,839
I C M S V A T Payable [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	149,506	290,627
C M S Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	10,437
Other noncurrent tax obligations	37,883
P I S Pasep And Cofins Payable [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	70,423	42,340
I R R F On J S C P [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	11,372	33,592
Special Tax Regularization Program Pert [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	57,046	52,168
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	4,822	22,206
Social Security Contributions Injunction On Judicial Deposit [Member]
IfrsStatementLineItems [Line Items]
Other noncurrent tax obligations	242,248	220,108
Special Tax Regularization Program Pert One [Member]
IfrsStatementLineItems [Line Items]
Other noncurrent tax obligations	347,029	369,526
Other Taxes One [Member]
IfrsStatementLineItems [Line Items]
Other noncurrent tax obligations	R$ 6,331	R$ 5,176